Accrued Liabilities	3 Months Ended
Mar. 31, 2014
Payables And Accruals [Abstract]
Accrued Liabilities

3. Accrued Liabilities

Accrued liabilities consist of (in millions):

	March 31,	December 31,
	2014	2013
Customer prepayments and billings	$755	$673
Accrued vendor costs	562	531
Compensation	348	516
Warranty	248	228
Insurance	137	131
Taxes (non income)	128	188
Accrued Commissions	92	97
Interest	30	11
Fair value of derivatives	21	31
Other	396	357

Total	$2,717	$2,763

Service and Product Warranties

The Company provides service and warranty policies on certain of its products. The Company accrues liabilities under service and warranty policies based upon specific claims and a review of historical warranty and service claim experience in accordance with Accounting Standards Codification (“ASC”) Topic 450 “Contingencies” (“ASC Topic 450”). Adjustments are made to accruals as claim data and historical experience change. In addition, the Company incurs discretionary costs to service its products in connection with product performance issues and accrues for them when they are encountered.

The changes in the carrying amount of service and product warranties are as follows (in millions):

Balance at December 31, 2013	$228

Net provisions for warranties issued during the year	29
Amounts incurred	(11)
Currency translation adjustments and other	2

Balance at March 31, 2014	$248